JPMorgan Global Active Allocation Portfolio Investment Strategy - JPMorgan Global Active Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio’s subadviser, J.P. Morgan Investment Management Inc. (“JPMIM” or “Subadviser”), uses a flexible asset allocation approach to construct a globally diversified growth portfolio that incorporates investment insights with a disciplined control of risk. JPMIM establishes the strategic and tactical allocation for the Portfolio. JPMIM determines the tactical allocation through adjustments to the Portfolio’s strategies and sector and region allocations. JPMIM develops its investment insights through the combination of top-down macro views, together with the bottom-up insights from JPMIM’s global investment professionals. In managing the investments for the Portfolio, JPMIM employs a continuous multi-step process that involves: (1) making longer term asset allocation decisions based on JPMIM’s assessment of the strategic (10 to 15 years) market outlook; (2) monitoring and adjusting Portfolio exposures and weightings in response to prevailing market conditions and changes in JPMIM’s shorter term market outlook; and (3) making systematic adjustments to the Portfolio exposures and weightings, based on JPMIM’s assessment of future market conditions as indicated by momentum signals, in an effort to reduce overall Portfolio volatility and mitigate the effects of adverse market environments. The Portfolio is expected to have a normal strategic allocation of 60% in global equities and 40% in investment grade fixed income securities denominated in U.S. dollars. The Portfolio’s actual strategic allocation is subject to change based on market conditions, trends, and JPMIM’s outlook for a broad range of asset classes. The Portfolio may invest up to 80% of its total assets in any combination of the following asset classes: U.S. equity, foreign equity, commodities, emerging market debt, emerging market equity, high yield debt (commonly known as “junk bonds”), real estate securities and Treasury Inflation-Protected Securities (“TIPS”). JPMIM expects to maintain sufficient cash to serve as collateral for the derivative investments the Portfolio holds. At all times the Portfolio will hold a minimum of 20% of its total assets in highly liquid asset classes such as investment grade fixed income securities and cash. The Portfolio may invest up to 10% of its total assets in emerging markets equities. In addition, the Portfolio may also invest up to 10% of its total assets in any combination of opportunistic asset classes, such as commodities, high yield debt, emerging market debt, real estate securities, and TIPS. The Portfolio may invest up to 15% of its total assets in the combination of the following asset classes: emerging market equities, commodities, high yield debt, emerging market debt, real estate securities, and TIPS. The Portfolio may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. In order to gain exposure to the asset classes set forth above, the Portfolio may invest directly in individual securities and exchange-traded funds (“ETFs”). The Portfolio may also invest in exchange-traded notes (“ETNs”) and derivative instruments, either by investing directly in such instruments, or indirectly by investing through its wholly-owned subsidiary as discussed below, in order to obtain, or reduce, exposure to one or more asset classes set forth above. The Portfolio’s equity investments may include common stock, preferred stock, ETFs, convertible securities, depositary receipts, warrants to buy common stocks, and master limited partnerships (“MLPs”), which are limited partnerships that are publicly traded. The Portfolio’s fixed income investments may include convertible securities, U.S. Government securities (including agencies and instrumentalities), domestic and foreign corporate bonds, high yield securities (including distressed securities), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, mortgage-backed securities, asset-backed securities, floating rate securities, inflation-indexed bonds (whose value of the principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure), inflation-linked securities such as TIPS and ETFs that are structured to provide protection against inflation, as well as time deposits and other money market instruments. The Portfolio’s commodity investments may include other investment companies, commodity-linked derivatives, ETNs and total return swaps through which the Portfolio can participate in the performance of one or more instruments. Active Asset Allocation. JPMIM adjusts the Portfolio’s exposure among the various asset classes based on JPMIM’s shorter term market outlook for a broad range of asset classes. The shorter term components of JPMIM’s active asset allocation management employ quantitative models and qualitative inputs. JPMIM’s quantitative models serve as a starting point in the investment process and allow the portfolio managers to simultaneously consider a broad number of informational and behavioral mispricings across and within asset classes. As a second step in the investment process, the global strategy team determines on a qualitative basis if certain markets exhibit characteristics that merit a deviation from the quantitative models. For example, if political, economic or technical events have led to dislocations that can be exploited. Systematic Exposure Management. JPMIM may adjust the Portfolio’s exposure to equity, fixed income and real assets based on momentum and/or the level of the expected portfolio volatility signals, which is monitored by a proprietary JPMIM systematic model. The model is intended to dynamically adjust asset class exposures under different market conditions and may increase or decrease the level of equity exposure over time. The model seeks to manage overall portfolio volatility, mitigate the effects of extreme market environments, and improve the portfolio’s absolute and risk-adjusted returns, but may not work as intended. While JPMIM attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will be successful in reducing volatility or mitigating the effects of extreme market conditions. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. Momentum is the tendency of investments to exhibit persistence in their performance. JPMIM uses momentum signals to identify both adverse and favorable market environments. JPMIM believes negative momentum indicates future periods of negative investment returns and increased volatility. When negative momentum deteriorates below a pre-set threshold determined by a proprietary JPMIM momentum-based model, JPMIM may reduce, sometimes significantly, the Portfolio’s exposure to the particular asset class exhibiting the negative momentum. Conversely, when momentum is positive, the model will suggest increasing exposure to an asset class to participate in up markets. In order to reduce its exposure to a particular asset class JPMIM will primarily use derivatives to adjust exposures but may also sell physical securities. The Portfolio’s exposure to a particular asset class may be reduced to 0% if the indicator becomes sufficiently negative for that asset class. The Portfolio’s exposure to an asset class may be dynamically adjusted based on the model’s assessment of current market conditions. The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. JPMIM expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. JPMIM anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years. In implementing its investment strategies, the Portfolio may use derivatives for a variety of purposes. In addition to using Interest Rate Derivatives in the manner described above, the Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage Portfolio characteristics. Specifically, the Portfolio may use futures contracts to manage and hedge interest rate risk, establish cross country relative value positions between different interest rate markets, as well as to lengthen or shorten the duration of a portion of the Portfolio. The Portfolio may also utilize exchange-traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize other investment companies to gain exposure to commodities, it may utilize derivatives to gain exposure to commodities. For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information. The Portfolio may allocate up to 10% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. JPMIM also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, ETNs and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives. The Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.